Average Annual Total Returns - PanAgora Global Diversified Risk Portfolio	Apr. 30, 2021
Dow Jones Moderate Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	12.24%
5 Years	9.36%
Since Inception	7.39%
Class B
Average Annual Return:
1 Year	11.85%
5 Years	9.55%
Since Inception	6.96%
Inception Date	Apr. 14, 2014